As filed with the Securities and Exchange Commission on July 31, 1997

                                                              File Nos. 33-21238
                                                                        811-5533
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 6                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
     Amendment No. 6                                                     [X]

                        (Check appropriate box or boxes.)

     MONARCH LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA
     --------------------------------------------------
     (Exact Name of Registrant)

     MONARCH LIFE INSURANCE COMPANY
     --------------------------------------------------
     (Name of Depositor)

     One Monarch Place, Springfield, Massachusetts                    01133
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (413) 784-6764

     Name and Address of Agent for Service
          John S. Coulton, Esq.
          Senior Vice President, General Counsel and Secretary
          Monarch Life Insurance Company
          One Monarch Place
          Springfield, Massachusetts 01133
          (413) 784-6764

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          943 Post Road East
          Westport, CT  06880
          (203) 226-7866

It is proposed that this filing will become effective:

     __X__  immediately  upon filing pursuant to paragraph (b) of Rule 485
     _____  on (date)  pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing pursuant  to  paragraph  (a)(1)  of Rule 485
     _____ on  (date)  pursuant  to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the most recent fiscal year on or about February 28, 1997.



                             EXPLANATORY NOTE

Parts A (Prospectus), B (Statement of Additional Information) and C (Other Information) were filed in Post-Effective Amendment No. 5. Parts A, B and C (except Exhibits 9 and 10(a), which are not applicable) are incorporated herein by reference. A registration statement was last filed on April 5, 1991. Monarch Life Insurance Company ("Company") has ceased filing Post-Effective Amendments and delivering updated prospectuses to contract owners in reliance on No-Action relief. The Company has complied in all material respects with the conditions of the No-Action relief. The sole purpose of this filing is for the Company to make the representation required by Section 26(e) of the Investment Company Act of 1940.

PART C - ITEM 32(d)

Pursuant to Section 26(e) of the Investment Company Act of 1940, Monarch Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


                                SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Springfield and the Commonwealth of Massachusetts, on this 31st day of July, 1997.

MONARCH LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA
Registrant

By: MONARCH LIFE INSURANCE COMPANY

By: /s/ JOHN S. COULTON
    _______________________________________
    John S. Coulton, Senior Vice President,
    General Counsel and Secretary

MONARCH LIFE INSURANCE COMPANY
Depositor

By: /s/ JOHN S. COULTON
    _______________________________________
    John S. Coulton, Senior Vice President,
    General Counsel and Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/S/ KEVIN J. MCADOO                      Special Deputy Receiver          7/31/97
-------------------                      of Monarch Life                 __________
Kevin J. McAdoo                          Insurance Company                 Date

/S/ LARRY M. HUMPHREY                    Senior Vice President and        7/31/97
---------------------                    Treasurer (principal            __________
Larry M. Humphrey                        financial and accounting           Date
                                         officer)